Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation for Mark Fogel(1)(2)	Summary Compensation for Robert Lieber(2)	Compensation Actually Paid to Mark Fogel(1)(2)	Compensation Actually Paid to Robert Lieber(2)(3)	Average Summary Compensation Total to NEOs(4)	Average Compensation Actually Paid to NEOs(5)	ACR Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)	Net Income (Loss) (in thousands)(8)	Earnings Available for Distribution allocable to common shares (in thousands)(9)
2024	$—	$—	$—	$—	$413,670	$413,670	$45.58	$114.71	$28,695	$10,941
2023	—	—	—	—	459,492	459,492	27.15	109.95	21,848	20,565
2022	—	—	—	—	385,345	385,345	23.31	98.62	10,426	10,384
2021	—	—	—	—	521,386	521,386	35.20	131.68	33,923	(457)
2020	—	124,995	—	(94,189)	501,027	339,184	33.78	94.14	(197,713)	(159,287)

(1)
The dollar amounts reported in these columns are the amounts of total compensation reported and actually paid for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. Mr. Fogel did not receive any compensation directly from the Company as he is compensated by the Manager as discussed above.
(2)
For fiscal year 2020, Mr. Fogel was appointed our Chief Executive Officer effective July 31, 2020 in connection with the ACRES Transaction. Prior to the ACRES Transaction, Mr. Robert Lieber served as our Chief Executive Officer. For fiscal year 2020, only that portion of Mr. Lieber’s compensation that was earned by or paid to him in connection with his role as Chief Executive Officer of the Company is included in the calculation of the total compensation and the “compensation actually paid” to Mr. Lieber.
(3)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Lieber as summary compensation above. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lieber during 2020.

			Equity Award Adjustments
Year	Summary Compensation for Robert Lieber	Reported Value of Equity Awards (a)	Value of Equity Awards Granted and Vested in the Year (b)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (c)	Compensation Actually Paid to Robert Lieber
2020	$124,995	$(124,995)	$23,542	$(117,731)	$(94,189)

(a)
Represents the reversal of the grant date fair value of equity awards as reported in the summary compensation amount for the year.
(b)
Represents the vesting date fair value of equity awards granted and vested during the year.
(c)
Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (i), (ii), (v) and (vi) are inapplicable for the year presented in the table.

(4)
These amounts reflect the average total compensation reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Fogel and Mr. Lieber) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Fogel and Mr. Lieber) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Blackwell, Ms. Jesberger and Ms. Kilpatrick; (ii) for 2023, 2022 and 2021, Mr. Bryant (former Chief Financial Officer), Ms. Jesberger and Mr. Blackwell; and (iii) for 2020, Mr. Bryant, Ms. Jesberger, Mr. Blackwell, Mr. Matthew Stern (former President) and Mr. Thomas Elliott (former Executive Vice President- Finance and Operations). For 2020, the computation was weighted for the time the NEOs provided services to the Company. Additionally, the 2020 amount excludes compensation paid to Mr. Elliott for services rendered as a director of the Company.
(5)
For 2020, the average was determined based on the NEOs as a group (excluding Mr. Fogel and Mr. Lieber) for whom equity awards were granted. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the average compensation paid to the NEOs as a group (excluding Mr. Fogel and Mr. Lieber) as summary compensation above. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the below table were made to average total compensation for the NEOs as a group (excluding Mr. Fogel and Mr. Lieber) for each year to determine the “compensation actually paid”, using the same methodology described above in footnote 3. There were no adjustments required for 2024, 2023, 2022 and 2021.

			Equity Award Adjustments
Year	Average Reported Summary Compensation Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Value of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Compensation Actually Paid to Non-PEO NEOs
2020	$501,027	$(96,242)	$18,127	$(83,728)	$339,184

(6)
Total Shareholder Return ("TSR") is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment in the security, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.
(7)
The peer group used for this purpose is the FTSE Nareit All REITs, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The Total Shareholder Return is calculated using the same methodology described above in footnote 6.
(8)
Amounts reported represented the amount of net income reflected in the Company's audited consolidated financial statements for the applicable year.
(9)
For purposes of Item 402(v) of Regulation S-K, we have identified Earnings Available for Distribution ("EAD") as our Company-Selected Metric. EAD is a non-GAAP financial measure that the Company uses to evaluate its operating performance. EAD, for reporting purposes, is defined as GAAP net income (loss) allocable to common shares, excluding (i) non-cash equity compensation expense, (ii) unrealized gains and losses, (iii) non-cash provisions for loan losses, (iv) non-cash impairments on securities, (v) non-cash amortization of discounts or premiums associated with borrowings, (vi) net income or loss from a limited partnership interest owned at the initial measurement date, (vii) net income or loss from non-core assets, (viii) real estate depreciation and amortization, (ix) foreign currency gains or losses and (x) income or loss from discontinued operations. EAD may also be adjusted periodically to exclude certain one-time events pursuant to changes in GAAP and certain non-cash items.

Company Selected Measure Name			Earnings Available for Distribution ("EAD")
Named Executive Officers, Footnote
(2)
For fiscal year 2020, Mr. Fogel was appointed our Chief Executive Officer effective July 31, 2020 in connection with the ACRES Transaction. Prior to the ACRES Transaction, Mr. Robert Lieber served as our Chief Executive Officer. For fiscal year 2020, only that portion of Mr. Lieber’s compensation that was earned by or paid to him in connection with his role as Chief Executive Officer of the Company is included in the calculation of the total compensation and the “compensation actually paid” to Mr. Lieber.
(4)
These amounts reflect the average total compensation reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Fogel and Mr. Lieber) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Fogel and Mr. Lieber) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Blackwell, Ms. Jesberger and Ms. Kilpatrick; (ii) for 2023, 2022 and 2021, Mr. Bryant (former Chief Financial Officer), Ms. Jesberger and Mr. Blackwell; and (iii) for 2020, Mr. Bryant, Ms. Jesberger, Mr. Blackwell, Mr. Matthew Stern (former President) and Mr. Thomas Elliott (former Executive Vice President- Finance and Operations). For 2020, the computation was weighted for the time the NEOs provided services to the Company. Additionally, the 2020 amount excludes compensation paid to Mr. Elliott for services rendered as a director of the Company.

Peer Group Issuers, Footnote			The peer group used for this purpose is the FTSE Nareit All REITs, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The Total Shareholder Return is calculated using the same methodology described above in footnote 6.
Adjustment To PEO Compensation, Footnote
(3)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Lieber as summary compensation above. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lieber during 2020.

			Equity Award Adjustments
Year	Summary Compensation for Robert Lieber	Reported Value of Equity Awards (a)	Value of Equity Awards Granted and Vested in the Year (b)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (c)	Compensation Actually Paid to Robert Lieber
2020	$124,995	$(124,995)	$23,542	$(117,731)	$(94,189)

(a)
Represents the reversal of the grant date fair value of equity awards as reported in the summary compensation amount for the year.
(b)
Represents the vesting date fair value of equity awards granted and vested during the year.
(c)
Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (i), (ii), (v) and (vi) are inapplicable for the year presented in the table.

Non-PEO NEO Average Total Compensation Amount			$ 413,670	$ 459,492	$ 385,345	$ 521,386	$ 501,027
Non-PEO NEO Average Compensation Actually Paid Amount			$ 413,670	459,492	385,345	521,386	339,184
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the average compensation paid to the NEOs as a group (excluding Mr. Fogel and Mr. Lieber) as summary compensation above. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the below table were made to average total compensation for the NEOs as a group (excluding Mr. Fogel and Mr. Lieber) for each year to determine the “compensation actually paid”, using the same methodology described above in footnote 3. There were no adjustments required for 2024, 2023, 2022 and 2021.

			Equity Award Adjustments
Year	Average Reported Summary Compensation Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Value of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Compensation Actually Paid to Non-PEO NEOs
2020	$501,027	$(96,242)	$18,127	$(83,728)	$339,184

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. TSR Performance $600,000 $160 $500,000 $140 $400,000 $120 $300,000 $100 $80 $200,000 $60 $100,000 $40 $20 $0 $0 ($100,000) ($20) ($200,000) ($40) Compensation Actually Paid Total Shareholder Return ($100 Investment) 200 2021 2022 Compensation Actually Paid to PEOs Average compensation Actually Paid to NEOs ACR TSR Peer Group TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Income $600,000 $50,000 $500,000 $0 $400,000 $300,000 $($50,000) $200,000 ($100,000) $100,000 ($150,000) $0 ($100,000) ($200,000) ($200,000) ($250,000) 2020 2021 2022 Compensation Actually Paid Net Income (in thousands) Compensation Actually Paid to PEOs Average Compensation Actually Paid to NEOs Net Income

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. EAD $600,000 $50,000 $500,000 $0 $400,000 $300,000 ($50,000) $200,000 ($100,000) $100,000 ($150,000) $0 ($100,000) ($200,000) ($200,000) ($250,000) 2020 2021 2022 Compensation Actually Paid EAD (in thousands) Compensation Actually Paid to PEOs Average Compensation Actually Paid to NEOs EAD

Tabular List, Table

Tabular List of Performance Measures

The list below includes the three financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2024 to company performance.

Financial Performance Measures
EAD
Book Value
Production

Total Shareholder Return Amount			$ 45.58	27.15	23.31	35.2	33.78
Peer Group Total Shareholder Return Amount			114.71	109.95	98.62	131.68	94.14
Net Income (Loss)			$ 28,695,000	$ 21,848,000	$ 10,426,000	$ 33,923,000	$ (197,713,000)
Company Selected Measure Amount			10,941,000	20,565,000	10,384,000	(457,000)	(159,287,000)
PEO Name	Mr. Fogel	Mr. Robert Lieber	Mr. Fogel	Mr. Fogel	Mr. Fogel	Mr. Fogel
Measure:: 1
Pay vs Performance Disclosure
Name			EAD
Non-GAAP Measure Description			For purposes of Item 402(v) of Regulation S-K, we have identified Earnings Available for Distribution ("EAD") as our Company-Selected Metric. EAD is a non-GAAP financial measure that the Company uses to evaluate its operating performance. EAD, for reporting purposes, is defined as GAAP net income (loss) allocable to common shares, excluding (i) non-cash equity compensation expense, (ii) unrealized gains and losses, (iii) non-cash provisions for loan losses, (iv) non-cash impairments on securities, (v) non-cash amortization of discounts or premiums associated with borrowings, (vi) net income or loss from a limited partnership interest owned at the initial measurement date, (vii) net income or loss from non-core assets, (viii) real estate depreciation and amortization, (ix) foreign currency gains or losses and (x) income or loss from discontinued operations. EAD may also be adjusted periodically to exclude certain one-time events pursuant to changes in GAAP and certain non-cash items.
Measure:: 2
Pay vs Performance Disclosure
Name			Book Value
Measure:: 3
Pay vs Performance Disclosure
Name			Production
Mark Fogel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			0	0	0	0	0
Robert Lieber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	0	124,995
PEO Actually Paid Compensation Amount			$ 0	$ 0	$ 0	$ 0	(94,189)
PEO | Robert Lieber [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(124,995)
PEO | Robert Lieber [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							23,542
PEO | Robert Lieber [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(117,731)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(96,242)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							18,127
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ (83,728)